COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Rental revenues	$ 228,504	$ 219,354	$ 454,600	$ 433,677	$ 877,991	$ 800,210	$ 631,115
Other property income	13,712	11,142	26,366	21,321	44,596	35,839	27,607
Total revenues	242,216	230,496	480,966	454,998	922,587	836,049	658,722
Operating expenses:
Property operating and maintenance	92,840	91,281	181,008	176,248	360,327	347,962	320,658
Property management expense	9,135	7,530	20,584	14,923	30,493	39,459	62,506
General and administrative	18,426	15,408	76,692	30,768	69,102	79,428	88,177
Depreciation and amortization	67,515	66,079	135,092	131,781	267,681	250,239	215,808
Impairment and other	706	546	1,910	363	4,207	4,584	3,396
Total operating expenses	188,622	180,844	415,286	354,083	731,810	721,672	690,545
Operating income (loss)	53,594	49,652	65,680	100,915	190,777	114,377	(31,823)
Other income (expenses):
Interest expense	(57,358)	(70,523)	(125,930)	(140,800)	(286,048)	(273,736)	(235,812)
Other, net	(869)	185	(1,095)	32	(1,558)	(3,121)	(1,991)
Total other income (expenses)	(58,227)	(70,338)	(127,025)	(140,768)	(287,606)	(276,857)	(237,803)
Loss from continuing operations	(4,633)	(20,686)	(61,345)	(39,853)	(96,829)	(162,480)	(269,626)
Gain (loss) on sale of property	10,162	1,020	24,483	10,212	18,590	2,272	(235)
Net income (loss)	5,529	(19,666)	$ (36,862)	$ (29,641)	$ (78,239)	$ (160,208)	$ (269,861)
Net income (loss) available to common shareholders — basic	5,420	$ (19,666)
Net income (loss) available to common shareholders — diluted	$ 5,420
Weighted average common shares outstanding — basic (in shares)	311,771,221
Weighted average common shares outstanding — diluted (in shares)	312,271,578
Net income (loss) per common share — basic (in dollars per share)	$ 0.02
Net income (loss) per common share — diluted (in dollars per share)	0.02
Dividends declared per common share (in dollars per share)	$ 0.06